FINANCIAL INSTRUMENTS - Carrying amounts and reconciliation of derivative financial instruments (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about hedging instruments [line items]
Derivative financial asset (liability), net	$ 356	$ 101	$ 489
Current portion of other long-term assets	92	0
Current portion of other long-term liabilities	(17)	(103)
Other long-term assets	281	204
Financial liabilities at amortised cost	23,876	26,299
Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Gain (loss) on hedge ineffectiveness	2	5	$ 7
Forward contracts
Disclosure of detailed information about hedging instruments [line items]
Derivatives held for trading, asset (liability)	8	(38)
Forward contracts | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Cash flow hedges, asset (liability)	70	(71)
WCS differential swaps
Disclosure of detailed information about hedging instruments [line items]
Derivatives held for trading, asset (liability)	(17)	0
AECO basis swap
Disclosure of detailed information about hedging instruments [line items]
Derivatives held for trading, asset (liability)	1	0
AECO fixed price swaps
Disclosure of detailed information about hedging instruments [line items]
Derivatives held for trading, asset (liability)	3	0
Cross currency swaps | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Cash flow hedges, asset (liability)	$ 291	$ 210